IFRS 7 - Disclosure - Credit Risk- Summary of Geographic Distribution of Business and Government Exposures Under the AIRB Approach (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1,054,714	$ 931,129
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,140	14,330
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	608,077	519,736
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	953,465	847,140
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	520,824	446,583
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	314,712
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	74,327
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18,579
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	91,350
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	21,856
Canada [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	341,917	301,992
Canada [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	195,500
Canada [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	51,733
Canada [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,629
Canada [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	74,955
Canada [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,100
United States [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	125,602	95,561
United States [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	89,657
United States [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	16,322
United States [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,430
United States [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,646
United States [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,547
Europe [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	29,227	28,504
Europe [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	13,330
Europe [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,693
Europe [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,857
Europe [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,190
Europe [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,157
Other geographical areas [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	24,078	$ 20,526
Other geographical areas [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	16,225
Other geographical areas [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,579
Other geographical areas [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,663
Other geographical areas [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	559
Other geographical areas [member] | Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 2,052